Consolidated statement of comprehensive income - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2023	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Statement of comprehensive income [abstract]
Net income		$ 1,688	$ 432	$ 1,523	$ 2,120	$ 3,392
Net foreign currency translation adjustments
Net gains (losses) on investments in foreign operations		784	(1,010)	437	(226)	1,488
Net gains (losses) on hedges of investments in foreign operations		(431)	543	(245)	112	(861)
Other comprehensive income, net of tax, exchange differences on translation		353	(467)	192	(114)	627
Net change in debt securities measured at FVOCI
Net gains (losses) on securities measured at FVOCI		134	129	(404)	263	(573)
Net (gains) losses reclassified to net income		(25)	(7)	(11)	(32)	(25)
Other comprehensive income, net of tax, debt securities		109	122	(415)	231	(598)
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges		105	576	(749)	681	(742)
Net (gains) losses reclassified to net income		(107)	(373)	326	(480)	254
Other comprehensive income, net of tax, cash flow hedges		(2)	203	(423)	201	(488)
OCI, net of income tax, that is not subject to subsequent reclassification to net income
Net gains (losses) on post-employment defined benefit plans		(69)	(94)	322	(163)	428
Net gains (losses) due to fair value change of fair value option (FVO) liabilities attributable to changes in credit risk		7	(148)	108	(141)	147
Net gains (losses) on equity securities designated at FVOCI		7	6	35	13	54
OCI, net of income tax, that will not be reclassified to profit or loss, net of tax		(55)	(236)	465	(291)	629
Total OCI	[1]	405	(378)	(181)	27	170
Comprehensive income		2,093	54	1,342	2,147	3,562
Comprehensive income attributable to non-controlling interests		11	9	5	20	10
Preferred shareholders and other equity instrument holders		67	72	47	139	88
Common shareholders		2,015	(27)	1,290	1,988	3,464
Comprehensive income attributable to equity shareholders		2,082	45	1,337	2,127	3,552
Net foreign currency translation adjustments
Income tax (expense) benefit, Net gains (losses) on investments in foreign operations		(28)	35	(15)	7	(50)
Income tax (expense) benefit, Net gains (losses) on hedges of investments in foreign operations		32	(43)	14	(11)	54
Income tax (expense) benefit relating to exchange differences on translation of other comprehensive income		4	(8)	(1)	(4)	4
Net change in debt securities measured at FVOCI
Income tax (expense) benefit, Net gains (losses) on securities measured at FVOCI		(29)	(34)	99	(63)	133
Income tax (expense) benefit, Net (gains) losses reclassified to net income		10	3	4	13	9
Income tax (expense) benefit relating to debt securities of other comprehensive income		(19)	(31)	103	(50)	142
Net change in cash flow hedges
Income tax (expense) benefit, Net gains (losses) on derivatives designated as cash flow hedges		(21)	(221)	269	(242)	265
Income tax (expense) benefit, Net (gains) losses reclassified to net income		33	143	(117)	176	(91)
Income tax (expense) benefit relating to cash flow hedges of other comprehensive income		12	(78)	152	(66)	174
Not subject to subsequent reclassification to net income
Income tax (expense) benefit, Net gains (losses) on post-employment defined benefit plans		10	36	(115)	46	(153)
Income tax (expense) benefit, Net gains (losses) due to fair value change of FVO liabilities attributable to changes in credit risk		(6)	57	(38)	51	(52)
Income tax (expense) benefit, Net gains (losses) on equity securities designated at FVOCI		(3)	(1)	(13)	(4)	(21)
Income tax (expense) benefit, Net gains (losses) not subject to subsequent reclassification to net income		1	92	(166)	93	(226)
Income tax (expense) benefit relating to components of other comprehensive income		$ (2)	$ (25)	$ 88	$ (27)	$ 94

[1]	Includes $40 million of gains for the quarter ended April 30, 2023 (January 31, 2023: $21 million of gains; April 30, 2022: $100 million of losses) and $61 million of gains for the six months ended April 30, 2023 (April 30, 2022: $127 million of losses), relating to our investments in equity-accounted associates and joint ventures.